Schedule of Assumptions used for Fair Value of Derivative Liabilities (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 1		0.34%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 2		0.08%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 3		0.27%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 4		1.78
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 5		0.76
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 6		1.73
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 7		132.09%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 8		137.74%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 9		157.41%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 10		$ 0.08
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 11		0.53
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 12		$ 0.51
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 13		0.00%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 14		0.00%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 15		0.00%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 1	0.72%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 2	0.34%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 3	3.62
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 4	1.78
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 5	142.56%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 6	132.09%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 7	0.24
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 8	0.08
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 9	0.00%
Derivative Financial Instruments Schedule Of Assumptions Used For Fair Value Of Derivative Liabilities 10	0.00%